Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) ¥ in Millions	Jun. 02, 2026 CNY (¥)	Jun. 02, 2026 USD ($)	Nov. 28, 2025 CNY (¥)	Nov. 28, 2025 USD ($)	Nov. 24, 2025 CNY (¥)	Nov. 24, 2025 USD ($)
Prepayments and Other Assets [Line Items]
Loan agreement with third party					¥ 0.2	$ 31,000
Interest rate					3.91%	3.91%
X-Charge Technology
Prepayments and Other Assets [Line Items]
Loan agreement with third party	¥ 0.2	$ 29,500	¥ 4.3	$ 600,000
Interest rate	3.50%	3.50%	3.50%	3.50%